COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements
Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2022 were as follows:

	At December 31, 2022
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	54,964	12,445	3,311	—	70,720

Disclosure of future aggregate minimum lease payments under non-cancellable operating leases
The future aggregate minimum lease payments under non-cancellable leases, primarily relating to the lease of stores and industrial buildings, are as follows:

	At December 31, 2022
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	16,178	19,775	11,886	12,785	60,624